CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.52%
CLOSED-END FUNDS - 9.64%
CORE - 0.77%
General American Investors Company, Inc.	134,213	$5,222,228

DEVELOPED MARKET - 0.16%
Japan Smaller Capitalization Fund, Inc.	156,319	1,080,164

DIVERSIFIED EQUITY - 1.73%
Adams Diversified Equity Fund, Inc.	459,499	7,145,209
Gabelli Dividend & Income Trust (The)	220,000	4,573,800
		11,719,009
EMERGING MARKETS - 0.15%
Mexico Fund, Inc. (The)	2,000	34,040
Morgan Stanley India Investment Fund, Inc.	49,317	959,709
		993,749
ENERGY MLP FUNDS - 0.79%
ClearBridge MLP and Midstream Total Return Fund Inc.	48,054	1,388,761
Goldman Sachs MLP and Energy Renaissance Fund	153,282	2,007,994
Kayne Anderson NextGen Energy & Infrastructure, Inc.	254,186	1,952,148
		5,348,903
GLOBAL - 0.13%
Gabelli Global Small and Mid Cap Value Trust (The)	3,997	46,542
GDL Fund (The)	101,981	800,061
		846,603
INCOME & PREFERRED STOCK - 0.39%
Calamos Long/Short Equity & Dynamic Income Trust	79,155	1,222,153
LMP Capital and Income Fund Inc.	117,455	1,434,126
		2,656,279
NATURAL RESOURCES - 0.95%
Adams Natural Resources Fund, Inc.	262,408	5,395,109
First Trust Energy Income and Growth Fund	6,000	77,880
NXG NextGen Infrastructure Income Fund	25,418	932,078
		6,405,067
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.21%
Virtus Dividend, Interest & Premium Strategy Fund	121,951	1,434,144

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
SECTOR EQUITY - 4.09%
BlackRock Health Sciences Trust II	83,277	$1,391,559
BlackRock Innovation & Growth Trust	1,372,764	11,023,295
Gabelli Healthcare & WellnessRx Trust (The)	119,288	1,203,616
GAMCO Natural Resources, Gold & Income Trust	87,221	452,677
Neuberger Berman Next Generation Connectivity Fund Inc.	520,953	5,423,121
Nuveen Real Asset Income and Growth Fund	335,745	3,941,646
Tekla Healthcare Investors	41,300	728,945
Tekla Healthcare Opportunities Fund	62,761	1,177,396
Tekla Life Sciences Investors	168,200	2,343,026
		27,685,281
UTILITY - 0.27%
abrdn Global Infrastructure Income Fund	101,093	1,815,630

TOTAL CLOSED-END FUNDS		65,207,057

COMMUNICATION SERVICES - 8.72%
Alphabet Inc. - Class C *	248,000	25,792,000
Comcast Corporation - Class A	187,500	7,108,125
Meta Platforms, Inc. - Class A *	43,000	9,113,420
Netflix, Inc. *	16,000	5,527,680
T-Mobile US, Inc. *	54,700	7,922,748
Walt Disney Company (The) *	35,000	3,504,550
		58,968,523
CONSUMER DISCRETIONARY - 9.70%
Amazon.com, Inc. *	264,000	27,268,560
Booking Holdings Inc. *	1,500	3,978,615
Chipotle Mexican Grill, Inc. *	1,000	1,708,290
eBay Inc.	20,000	887,400
General Motors Company	51,000	1,870,680
Hilton Worldwide Holdings Inc.	10,000	1,408,700
Home Depot, Inc. (The)	7,600	2,242,912
Lowe's Companies, Inc.	26,000	5,199,220
Marriott International, Inc. - Class A	10,000	1,660,400
McDonald's Corporation	2,100	587,181

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 9.70% (Continued)
NIKE, Inc. - Class B	15,100	$1,851,864
Ross Stores, Inc.	15,000	1,591,950
Tesla, Inc. *	57,000	11,825,220
TJX Companies, Inc. (The)	45,000	3,526,200
		65,607,192
CONSUMER STAPLES - 6.75%
Coca-Cola Company (The)	150,600	9,341,718
Costco Wholesale Corporation	20,200	10,036,774
Dollar General Corporation	7,000	1,473,220
Hershey Company (The)	6,000	1,526,460
Mondelēz International, Inc. - Class A	30,000	2,091,600
Monster Beverage Corporation *	32,000	1,728,320
PepsiCo, Inc.	24,500	4,466,350
Philip Morris International Inc.	77,800	7,566,050
Walmart Inc.	50,400	7,431,480
		45,661,972
ENERGY - 2.91%
Chevron Corporation	17,700	2,887,932
ConocoPhillips	33,700	3,343,377
Devon Energy Corporation	22,000	1,113,420
EOG Resources, Inc.	2,900	332,427
Exxon Mobil Corporation	32,000	3,509,120
Kinder Morgan, Inc. - Class P	75,000	1,313,250
Marathon Petroleum Corporation	13,800	1,860,654
Occidental Petroleum Corporation	22,700	1,417,161
Pioneer Natural Resources Company	8,500	1,736,040
Schlumberger Limited	27,500	1,350,250
Valero Energy Corporation	5,800	809,680
		19,673,311
EXCHANGE-TRADED FUNDS - 3.38%
Energy Select Sector SPDR® Fund (The)	30,000	2,484,900
Invesco QQQ TrustSM, Series 1	20,000	6,418,600
iShares Core S&P 500 ETF	12,000	4,932,960
Technology Select Sector SPDR® Fund (The)	60,000	9,060,600
		22,897,060

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 13.09%
Aon plc - Class A	8,000	$2,522,320
Arthur J. Gallagher & Co.	8,000	1,530,480
Bank of America Corporation	250,000	7,150,000
Bank of New York Mellon Corporation (The)	27,000	1,226,880
Berkshire Hathaway Inc. - Class B *	55,000	16,982,350
Charles Schwab Corporation (The)	60,000	3,142,800
Fiserv, Inc. *	21,000	2,373,630
Goldman Sachs Group, Inc. (The)	8,000	2,616,880
JPMorgan Chase & Co.	107,000	13,943,170
Mastercard Incorporated - Class A	28,000	10,175,480
Moody's Corporation	6,000	1,836,120
Morgan Stanley	50,100	4,398,780
PayPal Holdings, Inc. *	35,000	2,657,900
Progressive Corporation (The)	22,000	3,147,320
S&P Global Inc.	13,000	4,482,010
Visa, Inc. - Class A	46,000	10,371,160
		88,557,280
HEALTH CARE - 12.02%
AbbVie Inc.	6,600	1,051,842
Biogen Inc. *	6,000	1,668,180
Boston Scientific Corporation *	42,000	2,101,260
Bristol-Myers Squibb Company	119,500	8,282,545
Centene Corporation *	18,000	1,137,780
Cigna Group (The)	12,000	3,066,360
Danaher Corporation	33,700	8,493,748
DexCom, Inc. *	14,000	1,626,520
Elevance Health, Inc.	9,000	4,138,290
Eli Lilly and Company	12,400	4,258,408
Gilead Sciences, Inc.	45,000	3,733,650
HCA Healthcare, Inc.	9,000	2,373,120
Humana Inc.	4,000	1,941,840
IQVIA Holdings Inc. *	7,000	1,392,230
Johnson & Johnson	24,100	3,735,500
McKesson Corporation	5,000	1,780,250
Merck & Co., Inc.	60,000	6,383,400
Pfizer Inc.	39,800	1,623,840

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
HEALTH CARE - 12.02% (Continued)
Thermo Fisher Scientific Inc.	7,400	$4,265,138
UnitedHealth Group Incorporated	38,600	18,241,974
		81,295,875
INDUSTRIALS - 7.11%
Boeing Company (The) *	22,000	4,673,460
CSX Corporation	90,000	2,694,600
Cummins Inc.	6,000	1,433,280
Deere & Company	5,000	2,064,400
Eaton Corporation plc	17,000	2,912,780
General Dynamics Corporation	7,000	1,597,470
Honeywell International Inc.	31,500	6,020,280
Illinois Tool Works Inc.	10,000	2,434,500
Lockheed Martin Corporation	10,000	4,727,300
Norfolk Southern Corporation	11,000	2,332,000
Raytheon Technologies Corporation	51,800	5,072,774
TransDigm Group Incorporated	2,000	1,474,100
Union Pacific Corporation	26,000	5,232,760
United Parcel Service, Inc. - Class B	28,000	5,431,720
		48,101,424
INFORMATION TECHNOLOGY - 21.68%
Adobe Inc. *	18,000	6,936,660
Apple Inc.	277,000	45,677,300
Applied Materials, Inc.	18,000	2,210,940
Autodesk, Inc. *	8,000	1,665,280
Broadcom Inc.	7,100	4,554,934
Cisco Systems, Inc.	43,000	2,247,825
Intuit Inc.	9,000	4,012,470
Lam Research Corporation	5,000	2,650,600
Microsoft Corporation	140,000	40,361,999
NVIDIA Corporation	90,800	25,221,516
Oracle Corporation	25,000	2,323,000
Roper Technologies, Inc.	4,000	1,762,760
Salesforce, Inc. *	35,000	6,992,300
		146,617,584
MATERIALS - 2.05%
Air Products and Chemicals, Inc.	800	229,768

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
MATERIALS - 2.05% (Continued)
Albemarle Corporation	4,000	$884,160
Corteva, Inc.	36,300	2,189,253
DuPont de Nemours, Inc.	20,000	1,435,400
Freeport-McMoRan Inc.	57,500	2,352,325
Linde plc	19,000	6,753,360
		13,844,266
REAL ESTATE - 1.16%
AvalonBay Communities, Inc.	6,000	1,008,360
CBRE Group, Inc. - Class A *	13,000	946,530
Equinix, Inc.	3,000	2,163,120
Prologis, Inc.	9,500	1,185,315
Public Storage	5,000	1,510,700
SBA Communications Corporation - Class A	4,000	1,044,280
		7,858,305
UTILITIES - 1.31%
American Electric Power Company, Inc.	8,300	755,217
American Water Works Company, Inc.	5,000	732,450
Consolidated Edison, Inc.	14,000	1,339,380
Constellation Energy Corporation	8,433	661,991
Duke Energy Corporation	2,200	212,234
Exelon Corporation	40,300	1,688,167
NextEra Energy, Inc.	21,500	1,657,220
Sempra Energy	12,000	1,813,920
		8,860,579

TOTAL EQUITY SECURITIES (cost - $597,915,979)		673,150,428

CORNERSTONE TOTAL RETURN FUND, INC.
SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
SHORT-TERM INVESTMENT
MONEY MARKET FUND - 0.42%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% ^ (cost - $2,878,004)	2,878,004	$2,878,004

TOTAL INVESTMENTS - 99.94% (cost - $600,793,983)		676,028,432

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.06%		392,459

NET ASSETS - 100.00%		$676,420,891

*	Non-income producing security.
^	The rate shown is the 7-day effective yield as of March 31, 2023.

plc	Public Limited Company